Note 9 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss attributable to ordinary shareholders	$ (33,279)	$ (64,179)	$ (60,973)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	39,093,246	39,023,643	29,984,284
Net loss per share —basic and diluted (in dollars per share)	$ (0.85)	$ (1.64)	$ (2.03)